Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
United States
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	$ 2.4	$ 1.9	$ 1.6
Foreign Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	$ 0.3	$ 0.2	$ 0.3